Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Jun. 30, 2012
Assets
Cash and cash equivalents	$ 1,699,969	$ 3,150,978
Accounts receivable:
Trade receivables, net of allowance of $211,743 and $163,455, respectively	4,966,717	6,099,471
Due from factor	165,971	197,039
Inventory	171,682	363,641
Prepaid expenses and other current assets	327,532	175,223
Prepaid royalties	351,852	415,339
Total current assets	7,683,723	10,401,691
Property and equipment, net of accumulated depreciation of $1,094,953 and $1,369,782, respectively	831,231	1,294,517
Intangible assets, net of accumulated amortization of $308,245 and $189,783, respectively	123,482	65,510
Deposits and other assets	286,073	244,202
Total assets	8,924,509	12,005,920
Liabilities and Stockholders' Equity (Deficiency)
Accounts payable and accrued expenses	7,530,034	9,554,754
Capital lease obligations, current	221,461	640,116
Notes payable, current	55,293	53,452
Due to factor	246,221	256,636
Line of credit	0	1,000,000
Deferred revenue	53,216	68,901
Total current liabilities	8,106,225	11,573,859
Notes payable, long term	11,059	53,452
Capital lease obligations, long term	493,045	813,173
Total liabilities	8,610,329	12,440,484
Commitments and contingencies
Stockholders' equity (deficiency):
Preferred stock; $0.001 par value; 20,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock; $0.001 par value; 100,000,000 shares authorized;16,970,465 and 17,069,437 shares issued and outstanding, respectively	16,970	17,069
Additional paid-in capital	14,213,443	13,671,873
Accumulated deficit	(13,992,238)	(14,184,160)
Accumulated other comprehensive income	76,005	60,654
Total stockholders' equity (deficiency)	314,180	(434,564)
Total liabilities and stockholders' equity (deficiency)	$ 8,924,509	$ 12,005,920